Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of Intangible assets
	December 31,	December 31,
	2024	2023
Software development costs	$127,991	$39,308
	127,991	39,308
Less: Accumulated amortization	-	-
Intangible assets - net	$127,991	$39,308